Payables to third parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Current Payables To Third Parties	R$ 11,557,648	R$ 9,965,603
Non-current payments to third parties	R$ 84,570	R$ 185,861